Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	$ (402)	$ 6	$ (83)
Mexico [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.1
Sale of fixed assets		6	18
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		19	12
Reclassifications	$ 134
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		8
Reclassifications	86	30
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	12		12
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	6
Reclassifications	182
Germany [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	32
Pacific Northwest Materials Business [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			83
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	23
Reclassifications	(13)	$ 30	$ 83
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	$ 278